Value Line Funds

7 Times Square

New York, NY 10036

212-907-1850

October 10, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Value Line Premier Growth Fund, Inc. (the “Fund”)
SEC File Nos. 2-12663; 811-02278

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Fund pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder; (2) the Investment Company Act of 1940, as amended (the “1940 Act”); and (3) Rule 101(a) of Regulation S-T, is post-effective amendment No. 124 to the Fund’s registration statement on Form N-1A (the “Amendment”). The Amendment includes a Prospectus, Statement of Additional Information (“SAI”) and Part C. Please note that the Fund’s Prospectus and SAI are combined documents relating to shares of four funds currently offered in the Value Line family of funds, each of which is a separate registrant under the 1933 Act and 1940 Act and is concurrently filing a separate post-effective amendment to its registration statement under paragraph (a) of Rule 485 containing the same Prospectus and SAI.

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act, which provides for an effective date 60 days from the date of the filing. However, the Fund intends to request acceleration of the effective date of the Amendment to the earliest possible date, as may be determined by the staff of the Securities and Exchange Commission (the “Commission”).

The Amendment is being filed for the purpose of disclosing to shareholders the unbundling of the Fund’s management fee to reflect amounts payable for administrative services separately from those payable for advisory services, with no change to the total amounts payable by the Fund. We hereby respectfully request on behalf of the Fund that the staff of the Commission apply the selective review process to the Amendment in accordance with Release No. 33-6510 (IC-13768). The disclosures regarding the Fund in the enclosed Prospectus and SAI are substantially the same as those previously reviewed and commented upon by the staff of the Commission in post-effective amendment No. 122 to the Fund’s registration statement on Form N-1A, filed with the Commission on August 10, 2017 (Accession no. 0001571049-17-007376), except for: (1) the addition of disclosures regarding this unbundling of the Fund’s management fee in the combined Prospectus and SAI; and (2) certain other non-material changes. There are

U.S. Securities and Exchange Commission

October 10, 2017

no specific areas that, in the Fund’s view, warrant particular attention. Accordingly, the Fund respectfully submits that the staff of the Commission can focus its review on the disclosure changes reflecting the unbundling of the Fund’s management fees, and that, to the extent substantially identical disclosure changes are currently under review for other Value Line funds pursuant to filings with the Commission on September 1, 2017, Accession nos. 0001144204-17-046358 and 0001144204-17-046360, the staff will already be familiar with such disclosure changes.

If you have any questions or comments concerning the Amendment, please contact Gretchen Passe Roin, Esq. or Leonard A. Pierce, Esq. of Wilmer Cutler Pickering Hale and Dorr LLP at (617)-526-6787 and (617) 526-6440, respectively.

Very truly yours,

/s/ Peter D. Lowenstein
Peter D. Lowenstein, Esq.

Legal Counsel

cc:	Gretchen Passe Roin, Esq.
Leonard A. Pierce, Esq.